Segment analysis - Disaggregation of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of revenue
Revenue from contracts with customers	$ 6,731	$ 6,660	$ 6,676
Over time
Disaggregation of revenue
Revenue from contracts with customers	2,610	2,543	2,557
Point in time
Disaggregation of revenue
Revenue from contracts with customers	4,121	4,117	4,119
Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,599	1,556	1,616
Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1,852	1,816	1,742
Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,640	1,613	1,623
Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,640	1,675	1,695
Europe
Disaggregation of revenue
Revenue from contracts with customers	3,152	3,097	3,174
Europe | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,581	1,541	1,601
Europe | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1	2	1
Europe | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,568	1,554	1,572
Europe | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	2
North America
Disaggregation of revenue
Revenue from contracts with customers	3,151	3,105	3,037
North America | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	3	5	2
North America | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1,499	1,419	1,339
North America | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	12	7	9
North America | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,637	1,674	1,687
Rest of the World
Disaggregation of revenue
Revenue from contracts with customers	428	458	465
Rest of the World | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	15	10	13
Rest of the World | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	352	395	402
Rest of the World | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	60	52	42
Rest of the World | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	$ 1	$ 1	$ 8